Post-Employment Benefits - Changes in Fair Value of Plan Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [Line Items]
Interest income	₩ 5,450	₩ 18,854	₩ 23,942
Fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Fair value of plan assets at January 1	1,603,911	1,897,025
Interest income	60,768	86,280
Remeasurements (before tax)	(894)	(11,781)
Contributions by employer directly to plan assets	98,705	1,499
Benefit payments	(288,754)	(369,112)
Fair value of plan assets at December 31	₩ 1,473,736	₩ 1,603,911	₩ 1,897,025